Consolidated Statements of Changes in Equity - DKK (kr)	Share capital	Share premium	Translation reserves	Cash flow hedges	Retained Earnings/ (Accumulated Deficit)	Total
Balance at beginning of period at Dec. 31, 2016	kr 60,000,000	kr 7,770,000,000	kr 99,000,000	kr 4,000,000	kr (3,107,000,000)	kr 4,826,000,000
Number of shares, at beginning of period at Dec. 31, 2016						60,350,056
Net result					1,104,000,000	kr 1,104,000,000
Other comprehensive income			(17,000,000)	(4,000,000)		(21,000,000)
Total comprehensive income			(17,000,000)	kr (4,000,000)	1,104,000,000	1,083,000,000
Transactions with owners:
Exercise of warrants	1,000,000	214,000,000				215,000,000
Purchase of treasury shares						0
Share-based compensation expenses					76,000,000	76,000,000
Tax on items recognized directly in equity					72,000,000	72,000,000
Balance at end of period at Dec. 31, 2017	61,000,000	7,984,000,000	82,000,000		(1,855,000,000)	kr 6,272,000,000
Number of shares, at end of period at Dec. 31, 2017						61,185,674
Change in accounting policy: Adoption of IFRS 15 | Change in accounting policy: Adoption of IFRS 15					151,000,000	kr 151,000,000
Balance at beginning of period at Dec. 31, 2017	61,000,000	7,984,000,000	82,000,000		(1,855,000,000)	kr 6,272,000,000
Number of shares, at beginning of period at Dec. 31, 2017						61,185,674
Net result					1,472,000,000	kr 1,472,000,000
Other comprehensive income			10,000,000			10,000,000
Total comprehensive income			10,000,000		1,472,000,000	1,482,000,000
Transactions with owners:
Exercise of warrants		75,000,000				75,000,000
Purchase of treasury shares					(146,000,000)	(146,000,000)
Share-based compensation expenses					91,000,000	91,000,000
Tax on items recognized directly in equity					89,000,000	89,000,000
Balance at end of period at Dec. 31, 2018	61,000,000	8,059,000,000	92,000,000		(198,000,000)	kr 8,014,000,000
Number of shares, at end of period at Dec. 31, 2018						61,497,571
Adjusted total equity at January 1, 2018	61,000,000	7,984,000,000	82,000,000		(1,704,000,000)	kr 6,423,000,000
Net result					2,166,000,000	2,166,000,000
Other comprehensive income			6,000,000			6,000,000
Total comprehensive income			6,000,000		2,166,000,000	2,172,000,000
Transactions with owners:
Exercise of warrants	1,000,000	64,000,000				65,000,000
Shares issued for cash	3,000,000	3,870,000,000				3,873,000,000
Expenses related to capital increases		(238,000,000)				(238,000,000)
Purchase of treasury shares						0
Share-based compensation expenses					147,000,000	147,000,000
Net settlement of RSUs					(9,000,000)	(9,000,000)
Tax on items recognized directly in equity					24,000,000	24,000,000
Balance at end of period at Dec. 31, 2019	kr 65,000,000	kr 11,755,000,000	kr 98,000,000		kr 2,130,000,000	kr 14,048,000,000
Number of shares, at end of period at Dec. 31, 2019						65,074,502